Securities - Summary of Held-to-Maturity and Available-for-Sale Securities Having Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Investments [Line Items]
Temporarily Impaired Available-for-Sale Securities, Less than Twelve Months Fair Value	$ 2,610,084	$ 1,095,548	$ 1,671,447
Temporarily Impaired Available-for-Sale Securities, Less than Twelve Months Unrealized Loss	133,490	9,868	18,617
Temporarily Impaired Available-for-Sale Securities, Twelve Months or Longer Fair Value	542,998	725,998	627,545
Temporarily Impaired Available-for-Sale Securities, Twelve Months or Longer Unrealized Loss	16,871	19,829	14,790
Temporarily Impaired Available-for-Sale Securities, Total Fair Value	3,153,082	1,821,546	2,298,992
Temporarily Impaired Available-for-Sale Securities, Total Unrealized Loss	150,361	29,697	33,407
Debt Securities | U.S. Government and GSE obligations
Schedule of Investments [Line Items]
Temporarily Impaired Available-for-Sale Securities, Less than Twelve Months Fair Value		58,876
Temporarily Impaired Available-for-Sale Securities, Less than Twelve Months Unrealized Loss		136
Temporarily Impaired Available-for-Sale Securities, Total Fair Value		58,876
Temporarily Impaired Available-for-Sale Securities, Total Unrealized Loss		136
Debt Securities | U. S. Treasury Obligations
Schedule of Investments [Line Items]
Temporarily Impaired Available-for-Sale Securities, Less than Twelve Months Fair Value			11,917
Temporarily Impaired Available-for-Sale Securities, Total Fair Value			11,917
Debt Securities | GSE Certificates
Schedule of Investments [Line Items]
Temporarily Impaired Available-for-Sale Securities, Less than Twelve Months Fair Value	323,281	58,876	396,930
Temporarily Impaired Available-for-Sale Securities, Less than Twelve Months Unrealized Loss	14,901	136	3,718
Temporarily Impaired Available-for-Sale Securities, Twelve Months or Longer Fair Value			7,542
Temporarily Impaired Available-for-Sale Securities, Twelve Months or Longer Unrealized Loss			45
Temporarily Impaired Available-for-Sale Securities, Total Fair Value	323,281	58,876	404,472
Temporarily Impaired Available-for-Sale Securities, Total Unrealized Loss	14,901	136	3,763
Debt Securities | GSE CMOs
Schedule of Investments [Line Items]
Temporarily Impaired Available-for-Sale Securities, Less than Twelve Months Fair Value	918,257	442,207	609,502
Temporarily Impaired Available-for-Sale Securities, Less than Twelve Months Unrealized Loss	50,422	2,807	2,582
Temporarily Impaired Available-for-Sale Securities, Twelve Months or Longer Fair Value		73,568	133,955
Temporarily Impaired Available-for-Sale Securities, Twelve Months or Longer Unrealized Loss		65	959
Temporarily Impaired Available-for-Sale Securities, Total Fair Value	918,257	515,775	743,457
Temporarily Impaired Available-for-Sale Securities, Total Unrealized Loss	50,422	2,872	3,541
Debt Securities | GSE Debentures
Schedule of Investments [Line Items]
Temporarily Impaired Available-for-Sale Securities, Less than Twelve Months Fair Value	1,244,721	522,441	297,179
Temporarily Impaired Available-for-Sale Securities, Less than Twelve Months Unrealized Loss	67,633	3,949	3,916
Temporarily Impaired Available-for-Sale Securities, Twelve Months or Longer Fair Value			138,189
Temporarily Impaired Available-for-Sale Securities, Twelve Months or Longer Unrealized Loss			1,396
Temporarily Impaired Available-for-Sale Securities, Total Fair Value	1,244,721	522,441	435,368
Temporarily Impaired Available-for-Sale Securities, Total Unrealized Loss	67,633	3,949	5,312
Debt Securities | Asset-backed Securities
Schedule of Investments [Line Items]
Temporarily Impaired Available-for-Sale Securities, Less than Twelve Months Fair Value	112,149		256,619
Temporarily Impaired Available-for-Sale Securities, Less than Twelve Months Unrealized Loss	405		7,701
Temporarily Impaired Available-for-Sale Securities, Twelve Months or Longer Fair Value	179,063	363,618	116,635
Temporarily Impaired Available-for-Sale Securities, Twelve Months or Longer Unrealized Loss	2,962	5,703	3,154
Temporarily Impaired Available-for-Sale Securities, Total Fair Value	291,212	363,618	373,254
Temporarily Impaired Available-for-Sale Securities, Total Unrealized Loss	3,367	5,703	10,855
Debt Securities | Municipal Bonds
Schedule of Investments [Line Items]
Temporarily Impaired Available-for-Sale Securities, Twelve Months or Longer Fair Value	8,744	8,891	9,349
Temporarily Impaired Available-for-Sale Securities, Twelve Months or Longer Unrealized Loss	186	90	475
Temporarily Impaired Available-for-Sale Securities, Total Fair Value	8,744	8,891	9,349
Temporarily Impaired Available-for-Sale Securities, Total Unrealized Loss	186	90	475
Debt Securities | Corporate Bonds
Schedule of Investments [Line Items]
Temporarily Impaired Available-for-Sale Securities, Less than Twelve Months Fair Value		72,024	99,300
Temporarily Impaired Available-for-Sale Securities, Less than Twelve Months Unrealized Loss		2,976	700
Temporarily Impaired Available-for-Sale Securities, Twelve Months or Longer Fair Value	319,590	246,528	172,717
Temporarily Impaired Available-for-Sale Securities, Twelve Months or Longer Unrealized Loss	5,410	3,471	2,282
Temporarily Impaired Available-for-Sale Securities, Total Fair Value	319,590	318,552	272,017
Temporarily Impaired Available-for-Sale Securities, Total Unrealized Loss	5,410	6,447	2,982
Debt Securities | Capital Trust Notes
Schedule of Investments [Line Items]
Temporarily Impaired Available-for-Sale Securities, Twelve Months or Longer Fair Value	35,601	33,393	37,525
Temporarily Impaired Available-for-Sale Securities, Twelve Months or Longer Unrealized Loss	8,313	10,500	6,306
Temporarily Impaired Available-for-Sale Securities, Total Fair Value	35,601	33,393	37,525
Temporarily Impaired Available-for-Sale Securities, Total Unrealized Loss	8,313	$ 10,500	6,306
Equity Securities
Schedule of Investments [Line Items]
Temporarily Impaired Available-for-Sale Securities, Less than Twelve Months Fair Value	11,676
Temporarily Impaired Available-for-Sale Securities, Less than Twelve Months Unrealized Loss	129
Temporarily Impaired Available-for-Sale Securities, Twelve Months or Longer Fair Value			11,633
Temporarily Impaired Available-for-Sale Securities, Twelve Months or Longer Unrealized Loss			173
Temporarily Impaired Available-for-Sale Securities, Total Fair Value	11,676		11,633
Temporarily Impaired Available-for-Sale Securities, Total Unrealized Loss	$ 129		$ 173